Acquisitions and Divestitures - Data Center Sale (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Site	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Site	Dec. 31, 2015 USD ($)	May 31, 2017 USD ($)
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 3,614	$ 9,882	$ 48
Net gain on sale of divested businesses (Note 2)		1,774	$ 1,007	$ 0
Data Center Sale with Equinix
Business Acquisition [Line Items]
Proceeds from dispositions of businesses	$ 3,600
Disposal Group, Including Discontinued Operation, Assets					$ 1,400
United States and Latin America | Data Center Sale with Equinix
Business Acquisition [Line Items]
Number of data center sites that will be sold | Site	23		23
Selling, general and administrative expense | Data Center Sale with Equinix
Business Acquisition [Line Items]
Net gain on sale of divested businesses (Note 2)		$ 1,800